BORROWINGS - Long-term (Details)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)
Long-term bank borrowings	¥ 883,140,159			¥ 1,390,440,838
Long Term Debt	5,515,734,115
Less: Current portion of long-term bank borrowings	(136,144,861)			(241,775,211)
Less: Current portion of financings associated with failed sale-leaseback transactions	(473,357,366)			(288,082,711)
Total long-term borrowings	4,906,231,888	$ 722,609,857	¥ 1,586,187,165	1,586,187,165
Financings Associated With Failed Sale Lease Back Transactions [Member]
Long Term Debt	879,591,669			¥ 725,604,249
Less: Current portion of financings associated with failed sale-leaseback transactions	(473,357,366)
Other long term borrowings
Long Term Debt	¥ 3,753,002,287